Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of Earnings/(Loss) attributable to owners of company
Earnings/(Loss) Attributable to Owners of the Company:

	2021		2020		2019
	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s
Income/(loss) for the year, attributable to the owners of the Company	(60,558)	(60,558)	5,985	5,985	421,144	421,144
Income/(loss) attributable to ordinary shareholders	(60,558)	(60,558)	5,985	5,985	421,144	421,144

Disclosure of Weighted-Average Number of Ordinary Shares
Weighted-Average Number of Ordinary Shares:

	2021		2020		2019
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	285,885,025	285,885,025	285,370,619	285,370,619	282,493,867	282,493,867
Effect of shares issued	705,958	705,958	233,048	233,048	932,600	932,600
Effect of dilutive shares (please refer to Note 8)	—	—	—	7,252,246	—	8,355,866
Weighted average number of ordinary shareholders at December 31,	286,590,983	286,590,983	285,603,667	292,855,913	283,426,467	291,782,333

Disclosure of Earnings/(Loss) per Share	Earnings/(Loss) per Share:

	2021		2020		2019
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.21)	(0.21)	0.02	0.02	1.49	1.44